Available-for-sale financial assets and held-to-maturity financial assets	12 Months Ended
Dec. 31, 2017
Available-for-sale financial assets and held-to-maturity financial assets [Abstract]
Available-for-sale financial assets and held-to-maturity financial assets
13.	Available-for-sale financial assets and held-to-maturity financial assets

(a)	Available-for-sale financial assets and held-to-maturity financial assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Available-for-sale financial assets:
Debt securities:
Government bonds	~~W~~	5,308,247	7,570,104
Financial institution bonds		17,224,603	17,649,694
Corporate bonds and others		10,289,221	11,966,754

		32,822,071	37,186,552
Equity securities (*1):
Stocks		1,663,951	1,026,666
Equity investments		625,632	749,818
Beneficiary certificates		2,470,555	3,126,851
Others		80,482	27,050

		4,840,620	4,930,385

		37,662,691	42,116,937

Held-to-maturity financial assets:
Debt securities:
Government bonds		11,514,671	15,164,133
Financial institutions bonds		2,092,476	2,708,148
Corporate bonds		6,197,937	7,118,399

		19,805,084	24,990,680

	~~W~~	57,467,775	67,107,617

(*1)	Equity securities with no quoted market prices in active markets and for which the fair value cannot be measured reliably are recorded at cost were ~~W~~131,143 million and ~~W~~126,220 million as of December 31, 2016 and 2017, respectively.

(b)	Gain or loss on sale of available-for-sale financial assets for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
Gain on disposal of available-for-sale financial assets	~~W~~	827,968	707,134	529,411
Loss on disposal of available-for-sale financial assets		(55,494)	(59,593)	(30,224)

	~~W~~	772,474	647,541	499,187